Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Deposits.
Schedule of deposits and related interest expense
	2013	2012
	(Dollars in Thousands)
Deposits:
Demand—non-interest bearing
Domestic	$2,175,694	$2,002,920
Foreign	490,816	462,830

Total demand non-interest bearing	2,666,510	2,465,750

Savings and interest bearing demand
Domestic	2,364,905	2,350,872
Foreign	560,707	516,279

Total savings and interest bearing demand	2,925,612	2,867,151

Time, certificates of deposit $100,000 or more
Domestic	856,700	973,824
Foreign	938,940	1,025,089
Less than $100,000
Domestic	531,503	601,766
Foreign	324,160	353,633

Total time, certificates of deposit	2,651,303	2,954,312

Total deposits	$8,243,425	$8,287,213

	2013	2012	2011
	(Dollars in Thousands)
Interest expense:
Savings and interest bearing demand
Domestic	3,182	$4,487	$6,549
Foreign	580	801	1,234

Total savings and interest bearing demand	3,762	5,288	7,783

Time, certificates of deposit $100,000 or more
Domestic	5,761	8,263	10,299
Foreign	5,590	9,148	11,512
Less than $100,000
Domestic	3,065	4,945	7,468
Foreign	1,028	1,617	2,277

Total time, certificates of deposit	15,444	23,973	31,556

Total interest expense on deposits	$19,206	$29,261	$39,339

Scheduled maturities of time deposits

Scheduled maturities of time deposits as of December 31, 2013 were as follows:

Total
(in thousands)
2014	$2,370,338
2015	187,430
2016	63,018
2017	28,521
2018	1,940
Thereafter	56

Total	$2,651,303

Scheduled maturities of time deposits in amounts of $100,000 or more

Scheduled maturities of time deposits in amounts of $100,000 or more at December 31, 2013, were as follows:

Due within 3 months or less	$673,126
Due after 3 months and within 6 months	441,749
Due after 6 months and within 12 months	494,928
Due after 12 months	185,837

$1,795,640